Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 21,388	$ 13,357	$ 17,399
Geographical analysis of long-lived assets	215	259
The PRC
Revenue	13,217	5,072	6,886
Geographical analysis of long-lived assets	190	212
Hong Kong
Revenue	7,937	8,024	10,169
Geographical analysis of long-lived assets	25	47
Others
Revenue	$ 234	$ 261	$ 344